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                                 NATIONAL ASSET
                                   MANAGEMENT
                                      CORE
                                   EQUITY FUND










                                  ANNUAL REPORT

                                 APRIL 30, 2000

                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


Dear Fellow Shareholders:

We are pleased to provide you with this shareholder update on the performance of the National Asset Management Core Equity Fund. The Fund's inception date was June 2, 1999 and this report covers the first eleven months of the fund's existence through April 30, 2000. The Fund is off to a good start gaining 14.26% since inception. This compares quite favorably to the S&P 500 Index that advanced 13.41% over the same time period.

The goal of the Fund is to earn a high total investment return. This goal is pursued by staying fully invested in the stock market and by using two classic investment approaches - both value and growth investing - in the portfolio. This philosophy is implemented by diversifying the portfolio with investments in three different types of stocks: growth, yield, and low P/E. The Fund invests in stocks with these attributes because they each have performed quite well over the long term, while each performs differently during different economic conditions.

During most of the eleven-month period of the Fund's existence, the market environment was quite volatile. Large capitalization growth stocks remained in favor while traditional value stocks lagged. Most of the strong performance was limited to a very small group of stocks of which almost all were technology stocks. Even as the Federal Reserve started pushing up interest rates in the fall of 1999, technology stocks continued to soar. Interest rate fears hurt most other sectors of the market and economically sensitive sectors, such as basic materials and transportation stocks, suffered the most. But even technology stocks proved no match for the Federal Reserve's persistence in raising interest rates in order to slow the economy. With valuations reaching record levels in mid-March, fear finally gripped the technology sector of the market as well. What followed was extreme volatility and declines of many technology stocks of 40% or more from their highs.

The Fund is broadly diversified across the major sectors of the large capitalization equity market. The largest single sector is the technology sector. The technology stocks in the portfolio are well-established, profitable companies. They are benefiting from the technology and communication revolution taking place in both the domestic and international economies. The Fund also has significant exposure to sectors sometimes described as the "old economy". They include basic materials, capital goods, and energy companies. These stocks performed relatively well when investors began selling expensive technology stocks and looking for cheaper, safer values.

2
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


Our outlook is for continued periods of sharp volatility until the Federal Reserve is satisfied that inflationary pressures are abating. Until then, the tension between fears of a major market decline versus greed associated with missing a good buying opportunity is likely to create large, short-term swings in the market. We believe the portfolio is currently balanced with enough conservative holdings to protect the Fund if fear should gain the upper hand, but also has sufficient exposure to technology stocks should they regain their luster.

We thank you for your support and the trust you have expressed in us by investing in the Fund. We look forward to a long and mutually rewarding relationship.

Sincerely,

NATIONAL ASSET MANAGEMENT EQUITY TEAM


Past performance of the Fund and the S&P 500 Index is not predictive of future performance. Fund share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes are not available for direct investment and do not incur expenses.

The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the Fund. The Fund is distributed by First Fund Distributors, Inc., 4455 E. Camelback Rd., Suite 261E, Phoenix, AZ 85018.

                                                                               3
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

Comparison of the change in value of a $10,000 investment in the National Asset
   Management Core Equity Fund versus the S&P 500 Composite Stock Price Index.

                                 Total Return(1)
                     Since Inception (6/2/99)........ 14.26%

                                   National Asset
                                  Management Core      S&P 500 Composite
                                    Equity Fund        Stock Price Index
                                    -----------        -----------------
      2 Jun 99                        10,000                10,000
     31 Jul 99                        10,410                10,281
     31 Oct 99                        10,720                10,584
     31 Jan 00                        10,915                10,858
     30 Apr 00                        11,426                11,341

(1) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return is not annualized.

Past performance does not predict future performance.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

4
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT APRIL 30, 2000
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 99.87%                                   Market Value
--------------------------------------------------------------------------------

            BASIC INDUSTRY: 6.70%
   1,980    Alcoa Inc...........................................    $   128,453
   2,680    Champion International Corporation..................        176,210
   2,440    E. I. du Pont de Nemours and Company................        115,748
   3,480    Praxair, Inc........................................        154,643
   3,550    Williamette Industries, Inc.........................        135,566
                                                                    -----------
                                                                        710,620
                                                                    -----------
            CAPITAL GOODS: 10.00%
   2,650    Caterpillar Inc.....................................        104,509
   4,510    Deere & Company.....................................        182,090
   2,234    General Electric Company............................        351,297
   3,820    Ingersoll-Rand Company..............................        179,301
   3,500    Pitney Bowes Inc....................................        143,063
     910    SPX Corporation*....................................         99,986
                                                                    -----------
                                                                      1,060,246
                                                                    -----------
            COMMUNICATION: 4.38%
   4,105    WorldCom Incorporated*..............................        186,521
   2,860    SBC Communications Inc..............................        125,304
   2,780    Tellabs, Inc.*......................................        152,379
                                                                    -----------
                                                                        464,204
                                                                    -----------
            CONSUMER CYCLICAL: 12.10%
     340    Centex Corporation..................................          8,203
   2,620    Cintas Corporation..................................        103,818
   3,130    Costco Companies, Inc.*.............................        169,216
   7,560    Masco Corporation...................................        169,628
   3,040    Target Corporation..................................        202,350
   4,756    The Home Depot, Inc.................................        266,633
   3,830    The Interpublic Group of Companies, Inc.............        157,030
   3,722    Wal-Mart Stores, Inc................................        206,106
                                                                    -----------
                                                                      1,282,984
                                                                    -----------
            CONSUMER STAPLES: 4.70%
   3,720    CVS Corporation.....................................        161,820
   2,960    Safeway Inc.*.......................................        130,610
     870    The Coca-Cola Company...............................         40,944
   5,880    Walgreen Co.........................................        165,375
                                                                    -----------
                                                                        498,749
                                                                    -----------

                                                                               5
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT APRIL 30, 2000, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            ENERGY: 7.86%
   1,760    Chevron Corporation.................................      $ 149,820
       1    Conoco Inc. - Class B...............................             12
   4,961    Exxon Mobil Corporation.............................        385,408
   2,340    Schlumberger Limited................................        179,156
   2,230    Texaco Inc..........................................        110,385
     187    Transocean Sedco Forex Inc..........................          8,789
                                                                    -----------
                                                                        833,570
                                                                    -----------
            FINANCE: 14.23%
   1,900    American General Corporation........................        106,400
   3,005    American International Group, Inc...................        329,611
   3,288    Associates First Capital Corporation................         72,952
   3,060    Citigroup Inc.......................................        181,879
   1,650    Comerica Incorporated...............................         69,919
   2,240    Commerce Bancshares, Inc............................         69,160
   3,060    Fannie Mae..........................................        184,556
     430    Marsh & McLennan Companies, Inc.....................         42,382
   2,000    MGIC Investment Corporation.........................         95,625
   3,210    Radian Group Inc....................................        163,509
   1,620    The Chase Manhattan Corporation.....................        116,741
   1,575    The PMI Group, Inc..................................         76,289
                                                                    -----------
                                                                      1,509,023
                                                                    -----------
            HEALTHCARE: 9.53%
   3,446    Bristol-Myers Squibb Company........................        180,700
   2,060    Johnson & Johnson...................................        169,950
   4,940    Medtronic, Inc......................................        256,570
   3,403    Merck & Co, Inc.....................................        236,509
   3,960    Pfizer, Inc.........................................        166,815
                                                                    -----------
                                                                      1,010,544
                                                                    -----------
            SERVICES: 6.47%
   6,153    Automatic Data Processing...........................        331,108
   2,359    Computer Sciences Corporation*......................        192,406
   3,550    Fiserv, Inc.*.......................................        163,078
                                                                    -----------
                                                                        686,592
                                                                    -----------

6
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


SCHEDULE OF INVESTMENTS AT APRIL 30, 2000, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            TECHNOLOGY: 23.90%
   3,210    Altera Corporation*.................................    $   328,223
   2,990    Applied Materials, Inc.*............................        304,419
   1,400    Applied Micro Circuits Corporation*.................        180,425
   6,742    Cisco Systems, Inc.*................................        467,410
   3,160    Intel Corporation...................................        400,728
   1,140    Lexmark International, Inc.*........................        134,520
   3,490    Maxim Integrated Products, Inc*.....................        226,196
   4,145    Microsoft Corporation*..............................        289,114
     790    Siebel Systems, Inc.*...............................         97,070
   1,570    Vitesse Semiconductor Corporation*..................        106,858
                                                                    -----------
                                                                      2,534,963
                                                                    -----------
            TOTAL COMMON STOCKS
              (COST $10,198,071): 99.87%........................     10,591,495
                                                                    -----------

Principal
  Amount    SHORT-TERM INVESTMENTS:  0.27%
--------------------------------------------------------------------------------

 $28,863    Firstar Stellar Treasury Fund
              (Cost $28,863)....................................         28,863
                                                                    -----------
            Total Investments in Securities
              (Cost $10,226,934+): 100.14%......................     10,620,358
            Liabilities in Excess of
              Other Assets: (0.14%).............................        (14,503)
                                                                    -----------
            TOTAL NET ASSETS: 100.00%...........................    $10,605,855
                                                                    ===========

* Non-income producing security.

+ At April 30, 2000, the cost of securities for federal tax purposes was $10,232,888. Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation.......................    $   730,229
            Gross unrealized depreciation.......................       (342,759)
                                                                    -----------
            Net unrealized appreciation.........................    $   387,470
                                                                    ===========

See accompanying Notes to Financial Statements.

                                                                               7
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $10,226,934)...............................    $10,620,358
  Receivables
    Due from Advisor............................................            572
    Securities Sold.............................................          8,370
    Dividends and interest .....................................          8,265
  Prepaid expenses .............................................          2,329
                                                                    -----------
        Total assets............................................     10,639,894
                                                                    -----------
LIABILITIES
  Payables
    Due to administrator........................................          2,466
    Securities Purchased........................................          9,275
  Accrued expenses..............................................         22,298
                                                                    -----------
        Total liabilities.......................................         34,039
                                                                    -----------

NET ASSETS......................................................    $10,605,855
                                                                    ===========
Net asset value, offering and redemption price per share
  ($10,605,855 / 928,917 shares outstanding; unlimited
  number of shares authorized, par value $0.01).................    $     11.42
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital...............................................    $10,206,662
  Undistributed net investment income...........................          2,555
  Accumulated net realized gain on investments..................          3,214
  Net unrealized appreciation on investments....................        393,424
                                                                    -----------
  Net assets....................................................    $10,605,855
                                                                    ===========

See accompanying Notes to Financial Statements.

8
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD FROM JUNE 2, 1999* THROUGH APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends...................................................    $    19,140
    Interest....................................................          7,559
                                                                    -----------
         Total income...........................................         26,699
                                                                    -----------
  Expenses
    Organization expense........................................         30,000
    Administration fee (Note 3).................................         27,369
    Professional fees...........................................         20,954
    Fund accounting fees........................................         12,724
    Advisory fees (Note 3)......................................         12,077
    Transfer agent fees.........................................         10,711
    Custodian fees..............................................         10,387
    Other.......................................................          3,331
    Reports to shareholders.....................................          2,737
    Trustees' fees..............................................          2,616
    Registration fees...........................................            729
                                                                    -----------
         Total expenses.........................................        133,635
         Less, advisory fee waiver and
            absorption (Note 3).................................       (110,407)
                                                                    -----------
         Net expenses...........................................         23,228
                                                                    -----------
             Net investment income..............................          3,471
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..................          3,214
  Net change in unrealized appreciation on investments..........        393,424
                                                                    -----------
    Net realized and unrealized gain on investments.............        396,638
                                                                    -----------
             NET INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS.................................    $   400,109
                                                                    ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                                                                               9
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   June 2, 1999*
                                                                      through
                                                                  April 30, 2000
                                                                  --------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income.........................................   $     3,471
  Net realized gain from security transactions..................         3,214
  Net change in unrealized appreciation on investments..........       393,424
                                                                   -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......       400,109
                                                                   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income....................................          (916)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
     outstanding shares (a).....................................    10,206,662
                                                                   -----------
     TOTAL INCREASE IN NET ASSETS...............................    10,605,855
                                                                   -----------
NET ASSETS
  Beginning of period...........................................            --
                                                                   -----------
END OF PERIOD...................................................   $10,605,855
                                                                   ===========

(a) A summary of capital shares transactions is as follows:

                                                          June 2, 1999*
                                                             through
                                                          April 30, 2000
                                                  -----------------------------
                                                    Shares      Paid in Capital
                                                  ---------     ---------------
Shares sold ................................        930,366       $10,222,815
Shares redeemed.............................         (1,449)          (16,153)
                                                  ---------       -----------
Net increase................................        928,917       $10,206,662
                                                  =========       ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

10
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  June 2, 1999*
                                                                     through
                                                                 April 30, 2000
                                                                 --------------

Net asset value, beginning of period..........................      $  10.00
                                                                    --------
Income from investment operations:
  Net investment income.......................................          0.01
  Net realized and unrealized gain on investments.............          1.42
                                                                    --------
Total from investment operations..............................          1.43
                                                                    --------
Less distributions:
  Dividends from net investment income........................         (0.01)
                                                                    --------
Net asset value, end of period................................      $  11.42
                                                                    ========

Total return..................................................         14.26%++

Ratios/supplemental data:
Net assets, end of period (000)...............................      $ 10,606

Ratio of expenses to average net assets:
  Before expense reimbursement................................          5.47%+
  After expense reimbursement.................................          0.95%+

Ratio of net investment income to average net assets:
  After expense reimbursement.................................          0.14%+

Portfolio turnover rate.......................................         20.80%

*  Commencement of operations.
+  Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                                                                              11
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The National Asset Management Core Equity Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 2, 1999. The investment objective of the Fund is to earn a high total return consisting of capital appreciation and current income by investing in common stocks of large and middle capitalization U. S. companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C.   SECURITY   TRANSACTIONS,   DIVIDENDS   AND   DISTRIBUTIONS:   Security
          transactions are accounted for on the trade date.  Dividend income and

12
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

          distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended April 30, 2000, National Asset Management Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the period ended April 30, 2000, the Fund incurred $12,077 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 0.95% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to

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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

the Fund's payment of current ordinary operating expenses. For the period ended April 30, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $110,407; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor. Trustees unaffiliated with the Advisor or Administrator are compensated by the Trust at $4,500 per meeting. These fees are allocated to the Fund equally based on the number of Funds in the Trust.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended April 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,781,375 and $586,752, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
National Asset Management Core Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Asset Management Core Equity Fund, series of Advisor Series Trust (the "Fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 2, 1999 (commencement of operations) through April 30, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

New York, New York
May 23, 2000

                                     ADVISOR
                      National Asset Management Corporation
                                  Aegon Center
                        400 West Market Street, Ste. 2500
                              Louisville, KY 40202

                                     AUDITOR
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 385-7003

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104